Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000146363 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000146363 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146363 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146363 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146363 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146363 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146363 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146363 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146363 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146363 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146363 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000146363 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146363 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146363 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146363 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146363 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146363 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146363 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146363 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000146363 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000146364 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000146364 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146364 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146364 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146364 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146364 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146364 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146364 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146364 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146364 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146364 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000146364 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146364 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146364 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146364 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146364 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146364 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146364 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146364 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000146364 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000190731 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000190731 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190731 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000190731 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190731 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190731 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190731 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190731 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190731 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190731 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190731 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000190731 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190731 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190731 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190731 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190731 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190731 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190731 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000190731 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000190731 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000146365 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000146365 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146365 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146365 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000146365 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146365 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146365 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146365 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146365 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000146365 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146365 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000146365 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146365 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146365 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146365 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146365 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146365 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000146365 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146365 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000146365 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000052969 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052969 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052969 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052969 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052969 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052969 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052969 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052969 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052969 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052969 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052969 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000052969 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052969 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052969 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052969 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052969 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052969 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000052969 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000052969 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000052969 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052970 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052970 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052970 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052970 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052970 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052970 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052970 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052970 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052970 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052970 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052970 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000052970 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052970 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052970 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052970 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052970 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052970 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000052970 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000052970 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000052970 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190730 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190730 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000190730 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000190730 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190730 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190730 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190730 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190730 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190730 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190730 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190730 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000190730 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190730 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190730 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190730 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190730 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190730 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000190730 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000190730 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000190730 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052971 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000052971 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052971 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000052971 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052971 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000052971 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052971 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052971 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052971 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000052971 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000052971 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000052971 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000052971 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052971 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000052971 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052971 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052971 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000052971 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000052971 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000052971 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%